Acquisitions, other investments and divestitures - Narrative, Divestitures (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 28, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposals	€ 3,838
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]		Goodwill and intangible assets impairment loss
myhotelshop
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investment, derecognized	€ 70
myhotelshop
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest, noncontrolling owners, percentage			49.00%
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Palma
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest sold, percentage		100.00%
Consideration amount for sale		€ 1,300
Impairment loss		500
Disposal Group, Disposed of by Sale, Not Discontinued Operations | base7
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration amount for sale		800
Gain (loss) on disposal		500
Disposals		300
Disposal Group, Disposed of by Sale, Not Discontinued Operations | myhotelshop
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration amount for sale			€ 70
Gain (loss) on disposal		(1,100)
Due from related parties		€ 1,000